TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

TIAA-CREF Life Money Market Fund

TIAA-CREF Life Core Bond Fund

TIAA-CREF Life Growth Equity Fund

TIAA-CREF Life Small-Cap Equity Fund

SUPPLEMENT NO. 1

dated August 17, 2020, to the Summary Prospectuses each dated May 1, 2020

SUPPLEMENT NO. 2

dated August 17, 2020, to the Statutory Prospectus dated May 1, 2020, as supplemented through May 1, 2020

Effective August 17, 2020, the portfolio management teams of the TIAA-CREF Life Money Market Fund and the TIAA-CREF Life Core Bond Fund have changed.

Chad Kemper and Andrew Hurst have each become new members of the TIAA-CREF Life Money Market Fund’s portfolio management team. Accordingly, the following hereby replaces in its entirety the sub-section entitled “Portfolio Manager” in the section entitled “Portfolio management” on page 6 of the Summary Prospectus and page 75 of the Statutory Prospectus for the TIAA-CREF Life Money Market Fund:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	Joseph Rolston	Chad Kemper	Andrew Hurst
Title:	Senior Director	Senior Director	Director
Experience on Fund:	since 2011	since 2020	since 2020

Jason O’Brien has become a new member of the TIAA-CREF Life Core Bond Fund’s portfolio management team. Accordingly, the following hereby replaces in its entirety the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 8 of the Summary Prospectus and page 62 of the Statutory Prospectus for the TIAA-CREF Life Core Bond Fund:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	Joseph Higgins, CFA	John Cerra	Jason O’Brien, CFA
Title:	Managing Director	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2003	since 2020

The following hereby replaces in its entirety the entries for the TIAA-CREF Life Money Market Fund and TIAA-CREF Life Core Bond Fund in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 107 of the TIAA-CREF Life Funds Statutory Prospectus:

			Total Experience
			(since dates
			specified below)
		Experience Over	At		On
Name & Title	Portfolio Role	Past Five Years	TIAA	Total	Team
MONEY MARKET FUND
Joseph Rolston
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1984 to Present (fixed-income portfolio management)	1984	1979	2011

Chad Kemper
Senior Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—1999 to Present (fixed-income portfolio management)	2014	1999	2020

Andrew Hurst
Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2000 to Present (fixed-income portfolio management and operations)	2005	2000	2020
CORE BOND FUND
Joseph Higgins, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1995 to Present (fixed-income portfolio management)	1995	1995	2011

John Cerra
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2003

Jason O’Brien, CFA
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—1993 to Present (fixed-income portfolio management)	2014	1993	2020

As of October 1, 2020 (the “effective date”), the portfolio management teams of the TIAA-CREF Life Growth Equity Fund, TIAA-CREF Life Small-Cap Equity Fund and TIAA-CREF Life Money Market Fund will change.

As of the effective date, Susan Hirsch will no longer be a portfolio manager of the TIAA-CREF Life Growth Equity Fund. Terrence Kontos will continue to serve as a portfolio manager of the TIAA-CREF Life Growth Equity Fund. Accordingly, as of the effective date, all references to Ms. Hirsch are removed from the portfolio management team disclosure in the Statutory and Summary Prospectuses of the TIAA-CREF Life Growth Equity Fund.

As of the effective date, Adam Cao will no longer be a portfolio manager of the TIAA-CREF Life Small-Cap Equity Fund. Pei Chen and Max Kozlov will each continue to serve as portfolio managers of the TIAA-CREF Life Small-Cap Equity Fund. Accordingly, as of the effective date, all references to Mr. Cao are removed from the portfolio management team disclosure in the Statutory and Summary Prospectuses of the TIAA-CREF Life Small-Cap Equity Fund.

As of the effective date, Joseph Rolston will no longer be a portfolio manager of the TIAA-CREF Life Money Market Fund. Chad Kemper and Andrew Hurst will each continue to serve as portfolio managers of the TIAA-CREF Life Money Market Fund. Therefore, as of the effective date, all references to Mr. Rolston are removed from the portfolio management team disclosure in the Statutory and Summary Prospectuses of the TIAA-CREF Life Money Market Fund.

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4	A40902 (8/20)

TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

SUPPLEMENT NO. 2

dated August 17, 2020, to the Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented through May 1, 2020

Effective August 17, 2020, the portfolio management teams of the TIAA-CREF Life Money Market Fund and the TIAA-CREF Life Core Bond Fund have changed.

Chad Kemper and Andrew Hurst have each become new members of the TIAA-CREF Life Money Market Fund’s portfolio management team. Jason O’Brien has become a new member of the TIAA-CREF Life Core Bond Fund’s portfolio management team.

Accordingly, the following hereby replaces in its entirety the entries for the TIAA-CREF Life Money Market Fund and the TIAA-CREF Life Core Bond Fund in the chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 46 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
	Registered	Other pooled		Registered	Other pooled		Dollar range of
	investment	investment	Other	investment	investment	Other	equity securities
Name of portfolio manager	companies	vehicles	accounts	companies	vehicles	accounts	owned in Fund
Money Market Fund
Joseph Rolston	2	0	0	$11,723	$0	$0	$0
Chad Kemper*	2	0	36	$3,300	$0	$600	$0
Andrew Hurst*	2	0	0	$14,258	$0	$0	$0
Core Bond Fund
John Cerra	6	0	0	$38,743	$0	$0	$0
Joseph Higgins	3	1	0	$26,141	$66	$0	$0
Jason O’Brien*	2	0	40	$7,200	$0	$1,800	$0

*	This information is as of June 30, 2020.

As of October 1, 2020 (the “effective date”), the portfolio management teams of the TIAA-CREF Life Growth Equity Fund, TIAA-CREF Life Small-Cap Equity Fund and TIAA-CREF Life Money Market Fund will change.

As of the effective date, Susan Hirsch will no longer be a portfolio manager of the TIAA-CREF Life Growth Equity Fund. Therefore, as of the effective date, all references to Ms. Hirsch are to be removed from the TIAA-CREF Life Growth Equity Fund’s portfolio management team disclosure in the SAI.

As of the effective date, Adam Cao will no longer be a portfolio manager of the TIAA-CREF Life Small-Cap Equity Fund. Therefore, as of the effective date, all references to Mr. Cao are to be removed from the TIAA-CREF Life Small-Cap Equity Fund’s portfolio management team disclosure in the SAI.

In addition, as of the effective date, Joseph Rolston will no longer be a portfolio manager of the TIAA-CREF Life Money Market Fund. Therefore, as of the effective date, all references to Mr. Rolston are to be removed from the TIAA-CREF Life Money Market Fund’s portfolio management team disclosure in the SAI.

A40897 (8/20)